Accounts Receivable (Tables)	6 Months Ended
Jun. 30, 2013
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]	Accounts receivable consisted of the following:
	June 30,	December 31,
	2013	2012

Gaming revenues receivable	$2,969,032	$2,480,961